Structured entities - Covered bond programme (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about consolidated structured entities [line items]
Fair value pledged mortgage loans	€ 27,148	€ 21,379
Dutch Covered Bond Companies
Disclosure of information about consolidated structured entities [line items]
Fair value pledged mortgage loans	€ 27,148	€ 21,379